Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class K | BlackRock Defensive Advantage Emerging Markets Fund | Class K Shares
Prospectus [Line Items]
Annual Return [Percent]	10.50%	11.98%	(11.12%)	4.71%